Supplement to the

Strategic Advisers® Small-Mid Cap Fund (FSCFX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2013

As Revised June 26, 2013

The following information supplements similar information with respect to Barry Golden's holdings and other accounts managed found in the "Management Contract" section beginning on page 45.

The following table provides information relating to other accounts managed by Mr. Golden as of May 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 3,436	none	none
Assets Managed with Performance-Based Advisory Fees	none	none	none

* Includes Strategic Advisers Small-Mid Cap Fund ($3,389 (in millions) assets managed).

As of May 31, 2013, the dollar range of shares of Strategic Advisers Small-Mid Cap Fund beneficially owned by Mr. Golden was $10,001 - $50,000.

SMCB-13-01  July 11, 2013
1.919463.103